WARRANTS (Details) (Senior management, Warrants)	1 Months Ended
Jul. 31, 2011 item
WARRANTS
Number of warrants granted (in shares)	500,000
Number of employees to whom warrants are granted	1
Class A ordinary shares
WARRANTS
Number of shares that can be purchased on exercise of warrants	500,000